Borrowings - Schedule of Net Interest and Other Finance Costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 29, 2026	Mar. 30, 2025	Mar. 31, 2024
Disclosure of detailed information about borrowings [line items]
Standby fees	$ 1.2	$ 1.2	$ 1.2
Foreign exchange (gains) losses on Term Loan net of hedges	(3.5)	4.6	2.1
Fair value remeasurement on the put option liability (note 21)	2.3	7.4	1.6
Fair value remeasurement on the contingent consideration (note 21)	(0.9)	(16.1)	2.8
Interest income	(4.2)	(2.8)	(1.3)
Other costs	0.7	0.7	1.0
Net interest, finance and other costs	35.0	36.0	48.8
Mainland China Facilities
Disclosure of detailed information about borrowings [line items]
Interest expense	0.1	0.9	0.9
Japan Facility
Disclosure of detailed information about borrowings [line items]
Interest expense	0.2	0.1	0.1
Revolving Facility
Disclosure of detailed information about borrowings [line items]
Interest expense	0.6	2.6	2.8
Term Loan
Disclosure of detailed information about borrowings [line items]
Interest expense	20.1	20.3	19.9
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Interest expense	$ 18.4	$ 17.1	$ 17.7